COMMITMENTS AND CONTINGENT LIABILITIES (Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014
Future minimum lease commitments:
2015		65
2016		12
2017		1
Future minimum lease commitments		78
OCS [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Maximum royalties as a percent of grants received		100.00%
Amount paid as settlement with European Commission	$ 430
OCS [Member] | Minimum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage		3.00%
OCS [Member] | Maximum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage		3.50%